Note 24 - Assets and Liabilities Associated With Assets Held for Sale - Non-current Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 28, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 13,519
Site restoration liability	128		$ 0
Blanket Mine [member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners	13,519	$ 13,519
Site restoration liability	$ 128